PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.              PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	8,279	4,856	772
Staff field advances	751	1,986	316
Other deposit and receivables	3,482	16,570	2,632

	12,512	23,412	3,720

(i)                   Prepaid expense for bandwidth and servers represents the unamortized portion of prepaid payments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and network servers.